Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 1,147,923	[1]	$ 525,077	[1]	$ 448,313	[1]
Cost of sales	(1,042,146)		(505,825)		(409,317)
Gross profit (loss)	105,777		19,252		38,996
General and administrative expenses	(28,440)	[2]	(21,439)	[2]	(22,372)	[2]
Selling expenses	(2,666)		(3,919)		(3,702)
Research and development expenses	(1,364)		(2,297)		(4,723)
Impairment loss on goodwill			(2,951)
Other income, net	9,787		9,184		3,877
Interest income	2,112		2,728		1,462
Interest expense	(292)
Income before income tax	84,914		558		13,538
Income tax (expenses) credit	(17,299)		(972)		(3,672)
Net income (loss) from continuing business	67,615		(414)		9,866
Depreciation and amortization	24,962		13,365		17,771
Capital expenditures	43,378		65,912		3,849
Total assets	635,932		423,564		422,903
TCA
Segment Reporting Information [Line Items]
Net Sales	1,118,196		509,124		444,642
Cost of sales	(1,008,844)		(479,037)		(394,698)
Gross profit (loss)	109,352		30,087		49,944
General and administrative expenses	(20,808)		(9,662)		(12,229)
Selling expenses	(1,958)		(2,886)		(3,187)
Research and development expenses	(777)		(1,709)		(4,024)
Other income, net	6,565		3,660		2,467
Interest income	219		171		839
Interest expense	(204)
Income before income tax	92,389		19,661		33,810
Income tax (expenses) credit	(16,666)		(2,196)		(6,934)
Net income (loss) from continuing business	75,723		17,465		26,876
Depreciation and amortization	17,432		5,252		8,610
Capital expenditures	39,604		54,251		1,796
Total assets	477,083		239,734		160,926
FPC
Segment Reporting Information [Line Items]
Net Sales	29,727		15,953		3,671
Cost of sales	(33,302)		(26,788)		(14,619)
Gross profit (loss)	(3,575)		(10,835)		(10,948)
General and administrative expenses	(3,221)		(4,660)		(3,128)
Selling expenses	(708)		(1,033)		(515)
Research and development expenses	(587)		(588)		(699)
Other income, net	1,955		1,817		582
Interest income	22		53		16
Interest expense	(88)
Income before income tax	(6,202)		(15,246)		(14,692)
Income tax (expenses) credit	(633)		1,224		3,262
Net income (loss) from continuing business	(6,835)		(14,022)		(11,430)
Depreciation and amortization	7,237		7,853		8,666
Capital expenditures	3,774		6,938		1,973
Total assets	12,912		50,915		63,849
Corporate
Segment Reporting Information [Line Items]
General and administrative expenses	(4,411)		(7,117)		(7,015)
Impairment loss on goodwill			(2,951)
Other income, net	1,267		3,707		828
Interest income	1,871		2,504		607
Income before income tax	(1,273)		(3,857)		(5,580)
Net income (loss) from continuing business	(1,273)		(3,857)		(5,580)
Depreciation and amortization	293		260		495
Capital expenditures			4,723		80
Total assets	$ 145,937		$ 132,915		$ 198,128

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	General and administrative expenses include employee severance benefits of $656, $187 and $3,504 for the years ended December 31, 2010, 2011 and 2012, respectively.